Fees Summary	Jan. 21, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,508,000
Previously Paid Amount	0.00
Total Fee Amount	383.97
Total Offset Amount	0.00
Net Fee	383.97
Narrative - Max Aggregate Offering Price	$ 2,508,000
Final Prospectus	true